Debt (Details)	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended			9 Months Ended	0 Months Ended	9 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 22, 2009 USD ($)	Sep. 30, 2013 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Sep. 30, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Sep. 30, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Dec. 31, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Sep. 30, 2013 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Nov. 08, 2013 Convertible Debt [Member] USD ($)	Sep. 30, 2013 Convertible Debt [Member] USD ($)	Dec. 31, 2012 Convertible Debt [Member] USD ($)	Jul. 25, 2013 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Sep. 30, 2013 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Mandatory Convertible Bonds [Member] USD ($)	Sep. 30, 2012 Mandatory Convertible Bonds [Member]	Sep. 30, 2013 Bridge Loan [Member] USD ($)	Jul. 30, 2013 Corporate Bond Securities [Member] USD ($)	Sep. 30, 2013 Corporate Bond Securities [Member] USD ($)	Dec. 31, 2012 Corporate Bond Securities [Member] USD ($)	Sep. 30, 2013 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Sep. 30, 2013 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 31, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 9,000,000	$ 92,000,000	$ 142,200,000
Fair value movements on conversion features of convertible bonds	(9,000,000)	(83,000,000)
Balance at end of period	0	9,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate (percent)								5.375%	5.375%	5.125%	5.125%	6.50%	6.50%					3.50%			6.00%		8.50%
Undrawn facility																										1,000,000,000	1,000,000,000		35,000,000	359,000,000
Line of Credit Facility, Commitment Fee Description																													50 percent of the applicable margin
Debt Instrument [Abstract]
Total offering				1,000,000,000	1,000,000,000		750,000,000	700,000,000	700,000,000	750,000,000	750,000,000	300,000,000	300,000,000		6,600,000			732,500,000					1,250,000,000
Unamortized discount				(6,000,000)	(6,000,000)			(1,000,000)	(1,000,000)	(4,000,000)	(5,000,000)	(5,000,000)	(5,000,000)
Debt instrument, Repurchased percent (percent)															99.10%
Total drawn facility																										0	0		524,000,000	266,000,000
Line of credit facility debt repaid																						750,000,000
Accrued interest				25,000,000	11,000,000			17,000,000	7,000,000	6,000,000	16,000,000	8,000,000	4,000,000		0	3,000,000
Line of credit facility debt drawn down																													304,000,000
Unsecured Debt [Abstract]
Total carrying value				1,019,000,000	1,005,000,000			716,000,000	706,000,000	752,000,000	761,000,000	303,000,000	299,000,000		6,000,000	689,000,000								1,315,000,000	0
Line of credit facility - Maximum facility amount																						750,000,000				1,000,000,000	1,000,000,000	1,000,000,000	559,000,000	625,000,000	600,000,000
Long-term debt duration (years)								10-year		10-year		30-year			5-year											5-year			four year
Interest rate (percent)																										LIBOR + 1.5			BBSY + 2
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																										0.525%	0.525%		1.00%	1.00%
Frequency of Commitment Fee description																													quarterly in arrears (December 22, 2011)
Convertible at initial conversion price (Per ADS)																		$ 47.6126
Senior unsecured fixed rate bonds															6,000,000	686,000,000
Short-term debt at fair value	18,000,000	588,000,000																	0	588,000,000				18,000,000	0
Long-term debt at fair value	1,297,000,000	0																						1,297,000,000	0
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share															100,000
Debt Instrument Convertible If Converted Value In Excess Of Principal															130,000
Convertible debt - number of dealing days (days)															20 days
Convertible debt - notice period (days)															5 days
Debt instrument issue price (percent)							99.398%																100.00%
Net proceeds from issuance of debt						737,000,000																	1,237,000,000
Debt instrument, Repurchase price (per bond)																	$ 1,015
Debt instrument, Original face value (per bond)																	$ 1,000						$ 1,000
Debt instrument, Repurchased amount															725,900,000
Aggregate principal amount of Bonds redeemed														$ 6,600,000
Shares issued upon conversion of convertible bonds (shares)																			18,140,000
Cash equivalent of a number of shares (shares)																			177,859
Percent of original principal amount redeemable prior to earliest call date (percent)																							35.00%
Percent of original principal amount required to remain outstanding prior to earliest call date (percent)																							65.00%
Redemption price of the aggregate principal amount of Bonds (percent)																							108.50%
Earliest date of redemption (date)																								Jul. 30, 2016
Debt Instrument, Subjective Acceleration Clause																								Upon the occurrence of both a change of control of the Company and a rating downgrade, within a specified period, of the notes by each of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services, the Company will be required to make an offer to purchase the notes at a price equal to 101 percent of its principal amount plus accrued interest, if any, to the date of repurchase.